Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) [Line Items]
Lease liabilities	$ 3,904,000
Property, plant and equipment	136,850,000	$ 35,793,000
Property, plant and equipment net value	$ 5,422,000
Warrants issued (in Shares)	468,013
Exercise price	$ 0.4
Total cost	2,160,000
Mining Hardware [Member]
Leases (Details) [Line Items]
Property, plant and equipment	$ 3,000,000